Related Parties Transactions	12 Months Ended
Dec. 31, 2024
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 13 - RELATED PARTIES TRANSACTIONS

The liability to controlling shareholder derives from a service agreement with the Company’s Founder under which the Company receives consulting services on recurring basis from the Founder as Chief Executive Officer indirectly through an entity controlled by the Founder (the “Service Provider”) for total current monthly gross amount of NIS 45 thousand. On March 14, 2022, the Company’s shareholders approved, among other matters, to renew the service agreement with the Founder for a period ending December 31, 2025.

On February 16, 2022, the Company entered into an addendum to the aforesaid service agreement with the Service Provider under which it was agreed that (i) the term of the service agreement with the Service Provider was extended to December 31, 2025 and (ii) the then current liability towards the Service Provider as was accrued for services rendered under the service agreement over a period commencing January 1, 2020 through the date hereof in total nominal amount of $357 (the “Current Liability”) will be paid in 18 equal installments (without an interest) starting on March 1, 2022 (the “Commencement Date”). However, in the event that the Company shall not have available sufficient funds in any such payment date from and after the Commencement Date to repay the installments of the Current Liability and/or the on-going fee owed to the Service Provider or in the event that the Company determines that according to the following 12-months period budget that it shall not have available sufficient funds to pay such installments and/or the on-going fee, then the Service Provider hereby agrees to postpone such payments owed to it until the Company will have such sufficient funds. Any unpaid on-going fee payments will be added to the Current Liability.

Since the liability towards the Founder was considered as a free interest loan which did not represent the applicable rate of risk for the Company, the addendum was accounted for as a capital contribution from a controlling shareholder. Thus, such liability was measured at fair value based on future cash payments discounted using an interest rate of 15.45% which represented the applicable rate of risk for the Company, as determined by management using the assistance of third-party appraiser. As a result, the Company recorded a discount on the balance of liability towards the Founder in total amount of $112 against additional paid-in capital (including in respect to amounts due for services period through fiscal year for 2022). Discount expenses are recorded over the economic life of the loan based on an effective interest rate method.

As of December 31, 2022, management has updated the repayments schedule of the obligation based on its current projection of the availability of funds. Accordingly, the obligation was expected to be repaid over the following 24-months period. However, upon completion of the U.S. IPO (see also Note 10B above), the Commencement Date was determined to be the pricing date of the U.S. IPO (February 27, 2023) under which the liability in nominal amount of NIS 1,710 thousand (approximately $462) will be paid in 18 equal monthly installments.

On May 22, 2024, the Company’s Compensation Committee approved adjustments of the compensation terms and of the Founder for his duties as Chief Executive Officer of the Company, following which his salary shall be increased by NIS 20 thousand, subject the approval of the Company’s shareholders at a general meeting of the shareholders, which was approved on August 5, 2024

The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s Liability to controlling shareholder, net during the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Opening balance	$199	$388	$345
Accrued liability in respect to additional services rendered		25	115
Recognition of capital contribution from a controlling shareholder			(112)
Repayment of liability to controlling shareholder	(206)	(258)	-
Amortization of discount relating to liability to controlling shareholder	10	48	40
Change in estimation of maturity date of liability	-	12	-
Exchange rate differences	(3)	(16)	-
Closing balance	$-	$199	$388

The Company allocated the expenses related to the above service agreement and addendum as follows:

	Year ended December 31
	2024	2023	2022

Research and development	$53	$36	$42
Sales and marketing	53	36	42
General and administrative	106	74	83
	$212	$146	$167

The allocation of expenses was done based on the management estimation to reflect the contribution to the related activity.